UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22356

Archer Investment Series Trust

(Exact name of registrant as specified in charter)

c/o Archer Investment Corporation
9000 Keystone Crossing, Suite 630, Indianapolis, IN 46240

 (Address of principal executive offices)  (Zip code)

c/o Archer Investment Corporation
9000 Keystone Crossing, Suite 630, Indianapolis, IN 46240

 (Name and address of agent for service)

With copies to:

C. Richard Ropka, Esq.

Law Office of C. Richard Ropka

215 Fries Mill Road

Turnersville, NJ  08012

Registrant's telephone number, including area code: (800)238-7701

Date of fiscal year end: August 31

Date of reporting period: February 29, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

THE ARCHER FUNDS

BALANCED FUND (ARCHX)

INCOME FUND (ARINX)

STOCK FUND (ARSKX)

February 29, 2016

(Unaudited)

ARCHER BALANCED FUND

PORTFOLIO ILLUSTRATION

FEBRUARY 29, 2016 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the investment type.  The underlying securities represent a percentage of the portfolio of investments.

Municipal Bonds
5.40%
Real Estate Investment
Trusts
2.25%
Exchange Traded Note
0.79%
Exchange Traded Fund
0.46%
Preferred Securities
0.87%
Structured Notes
1.58%
Corporate Bonds
22.36%
Money Market Fund
2.03%
Common Stocks
64.26%

ARCHER INCOME FUND

PORTFOLIO ILLUSTRATION

FEBRUARY 29, 2016 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors.  The underlying securities represent a percentage of the portfolio of investments.

Structured Notes
5.46%
Real Estate Investment
Trusts
2.48%
Money Market Fund
2.67%
Preferred Securities
4.30%
Municipal Bonds
22.38%
Corporate Bonds
59.57%
Exchange Traded Notes
1.36%
Exchange Traded Funds
1.78%

ARCHER STOCK FUND

PORTFOLIO ILLUSTRATION

FEBRUARY 29, 2016 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors. The underlying securities represent a percentage of the portfolio of investments.

Consumer Cyclical
15.28%
Consumer Defensive
10.80%
Financial Services
12.86%
Healthcare
23.23%
Industrials
13.58%
Money Market Fund
1.09%
Real Estate
1.85%
Technology
21.31%

Sectors are categorized using Morningstar® classifications.

ARCHER BALANCED FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 29, 2016 (UNAUDITED)

Shares/Principal		Value

COMMON STOCKS - 63.97%

Air Courier Services - 1.59%
3,000	FedEx Corp.	$ 410,640

Air Transportation, Scheduled - 1.90%
12,000	American Airlines Group, Inc.	492,000

Aircraft - 1.14%
2,500	Boeing Co.	295,450

Aircraft Engines & Engine Parts - 1.87%
5,000	United Technologies Corp.	483,100

Beverages - 1.33%
3,500	PepsiCo, Inc.	342,370

Biological Products (No Diagnostic Substances) - 1.41%
1,400	Biogen, Inc. *	363,188

Cable & Other Pay Television Services - 5.26%
7,000	Comcast Corp. Class A	404,110
10,000	Walt Disney Co.	955,200
		1,359,310
Commercial Banks, Nec - 1.72%
11,500	Toronto Dominion Bank (Canada)	444,590

Electric Services - 1.97%
4,500	NextEra Energy, Inc.	507,690

Electronic Computers - 1.91%
5,100	Apple, Inc.	493,119

Food & Kindred Products - 1.32%
4,900	Nestle S.A. ADR *	342,314

Footwear - 1.67%
7,000	Nike, Inc. Class B	431,130

Hospital & Medical Service Plans - 2.06%
2,500	Aetna, Inc.	271,575
2,000	Anthem, Inc.	261,380
		532,955

* Non-income producing

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

ARCHER BALANCED FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 29, 2016 (UNAUDITED)

Shares/Principal		Value

Motor Vehicle Parts & Accessories - 1.77%
4,500	Honeywell International, Inc.	$ 456,075

National Commercial Banks - 2.98%
6,500	JPMorgan Chase & Co.	365,950
10,500	US Bancorp.	404,460
		770,410
Natural Gas Transmission - 2.17%
31,000	Kinder Morgan, Inc.	560,790

Oil & Gas Filed Services, NBC - 1.25%
4,500	Schlumberger Ltd. (France)	322,740

Pharmaceutical Preparations - 5.80%
6,000	Johnson & Johnson	631,260
9,000	Merck & Co., Inc.	451,890
14,000	Pfizer, Inc.	415,380
		1,498,530
Petroleum Refining - 0.97%
3,000	Chevron Corp.	250,320

Plastics, Materials, Synth Resins & Nonvulcan Elastomers - 0.56%
3,000	Dow Chemical Co.	145,830

Railroads, Line-Haul Operating - 1.43%
4,700	Union Pacific Corp.	370,642

Retail - Drug Stores and Proprietary Stores - 2.26%
6,000	CVS Caremark Corp.	583,020

Retail - Eating & Drinking Places - 2.43%
10,800	Starbucks Corp.	628,668

Retail - Lumber & Other Building Material Dealers - 1.92%
4,000	The Home Depot, Inc.	496,480

Retail - Variety Stores - 2.88%
5,000	Target Corp.	392,250
5,300	Wal-Mart Stores, Inc.	351,602
		743,852
Services - Business Services - 3.16%
3,800	Accenture Plc. Class A (Ireland)	380,988
5,000	MasterCard, Inc. Class A	434,600
		815,588

The accompanying notes are an integral part of these financial statements.

ARCHER BALANCED FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 29, 2016 (UNAUDITED)

Shares/Principal		Value

Services-Computer Programming, Data Processing, Etc. - 2.49%
300	Alphabet, Inc. Class A *	$ 215,166
4,000	Facebook, Inc. Class A *	427,680
		642,846
Services - Prepackaged Software - 1.77%
9,000	Microsoft Corp.	457,920

Sugar & Confectionery Products - 1.06%
3,000	Hershey Co.	272,670

Telephone Communications (No Radio Telephone) - 3.92%
13,700	AT&T, Inc.	506,215
10,000	Verizon Communications, Inc.	507,300
		1,013,515

TOTAL FOR COMMON STOCKS (Cost $14,022,571) - 63.97%		16,527,752

CORPORATE BONDS - 22.27% (a)

Agriculture Chemicals - 0.33%
75,000	CF Industries Holdings, Inc., 7.125%, 5/01/20	84,434

Air Transportation, Scheduled - 0.59%
150,000	Southwest Airlines Co., 2.750%, 11/06/19	153,541

Banks & Financial Institutions - 0.20%
50,000	Societe Generale, 1.445%, 4/22/20 (France) **	50,516

Bituminous Coal & Lignite Surface Mining - 0.00%
50,000	Peabody Energy Corp., 7.875%, 11/01/26	750

Cable & Other Pay Television Services - 0.39%
100,000	Viacom, Inc., 3.50%, 4/01/17	100,988

Computer Communications Equipment - 0.48%
125,000	Juniper Networks, Inc., 4.50%, 3/15/24	123,632

Computer Storage Devices - 0.58%
182,000	EMC Corp., 3.375%, 6/01/23	149,192

* Non-income producing

** Variable rate security; the coupon rate shown represents the yield at February 29, 2016.

(a) Categorized as Level 2 of the fair value hierarchy. Refer to Note 3 of the accompanying notes to the financial statements for additional information.

The accompanying notes are an integral part of these financial statements.

ARCHER BALANCED FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 29, 2016 (UNAUDITED)

Shares/Principal		Value

Crude Petroleum & Natural Gas - 0.99%
200,000	Murphy Oil Corp., 2.50%, 12/01/17	$ 166,113
150,000	Murphy Oil Corp., 4.00%, 6/01/22	89,240
		255,353
Dental Equipment & Supplies - 0.81%
200,000	DENTSPLY International, Inc., 4.125%, 8/15/21	208,428

Distribution/Wholesale - 0.20%
50,000	Tech Data Corp., 3.75%, 9/21/17	50,684

Electric Services - 0.60%
150,000	Exelon Generation Co., LLC, 4.00%, 10/01/20	154,954

Food & Kindred Products - 0.42%
100,000	Kraft Foods Group, Inc., 6.125%, 8/23/18	109,483

Healthcare Providers & Services - 0.39%
100,000	Catholic Health Initiatives, 2.95%, 11/01/22	100,225

Metal Mining - 0.28%
100,000	Freeport-McMoran, Inc., 3.10%, 3/15/20	72,219

Miscellaneous Business Credit Institution - 2.35%
100,000	Ford Motor Credit Co. LLC., 6.625, 8/15/17	106,015
100,000	Ford Motor Credit Co. LLC., 1.8682%, 11/20/18 **	99,921
400,000	Ford Motor Credit Co. LLC., 1.70%, 5/09/16	400,311
		606,247
Miscellaneous Manufacturing Industries - 0.42%
100,000	Hillenbrand, Inc., 5.50%, 7/15/20	109,675

Motor Vehicle Parts & Accessories - 0.40%
100,000	Lear Corp., 5.25%, 1/15/25	104,000

National Commercial Banks - 1.35%
100,000	Bank of America Corp., 4.00%, 07/15/16	100,714
150,000	Citigroup, Inc., 2.40%, 2/18/20	148,656
100,000	Old National Bancorp., 4.125%, 8/15/24	99,052
		348,422
Printed Circuit Boards - 0.20%
50,000	Jabil Circuit, Inc., 5.625%, 12/15/20	51,750

Property & Casualty Insurance - 0.92%
200,000	Zurich Reinsurance Centre Holdings, 7.125%, 10/15/23 (Switzerland)	236,650

** Variable rate security; the coupon rate shown represents the yield at February 29, 2016.

The accompanying notes are an integral part of these financial statements.

ARCHER BALANCED FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 29, 2016 (UNAUDITED)

Shares/Principal		Value

Radio Telephone Communications - 0.40%
100,000	T-Mobile USA, Inc., 6.464%, 4/28/19	$ 102,750

Real Estate - 0.86%
50,000	Aurora Military Housing, 5.35%, 12/15/25	54,768
168,255	Cibolo Canyon CTFS, 3.00%, 8/20/20	166,573
		221,341
Retail - Apparel & Accessory Store - 0.60%
150,000	Hanesbrands, Inc., 6.375%, 12/15/20	155,250

Retail - Auto & Home Supply Stores - 0.42%
100,000	Advanced Auto Parts, Inc., 5.75%, 5/01/20	109,093

Retail - Department Store - 0.63%
150,000	Dillards, Inc., 7.13%, 8/01/18	162,779

Retail - Drug Stores & Proprietary Stores - 0.68%
175,000	Walgreens Boots Alliance, Inc., 3.30%, 11/18/21	176,387

Retail - Variety Stores - 0.83%
200,000	Wal-Mart Stores, Inc., 3.625%, 7/08/20	215,653

Services - Business Services - 0.61%
170,000	Ebay, Inc., 2.60%, 7/15/22	158,757

Services - Computer Programming Services - 0.67%
175,000	VeriSign, Inc., 4.625%, 5/01/23	172,375

Services - Educational Services - 0.31%
75,000	Graham Holdings Co., 7.25%, 2/01/19	79,688

Services - General Medical & Surgical Hospitals - 0.41%
100,000	HCA Holdings, Inc., 6.25%, 2/15/21	105,750

Services - Prepackaged Software - 1.85%
300,000	CA, Inc., 5.375%, 12/01/19	327,037
150,000	Symantec Corp., 4.20%, 9/15/20	150,257
		477,294
Services - Video Tape Rental - 0.62%
150,000	Netflix, Inc., 5.375%, 2/01/21	160,875

Transportation Services - 0.42%
100,000	Expedia, Inc., 5.95%, 8/15/20	108,666

The accompanying notes are an integral part of these financial statements.

ARCHER BALANCED FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 29, 2016 (UNAUDITED)

Shares/Principal		Value

Wholesale - Drugs Proprietaries & Druggists' Sundries - 0.32%
75,000	Cardinal Health, Inc., 4.625%, 12/15/20	$ 82,358

Wholesale - Motor Vehicles & Motor Vehicle Parts & Supplies - 0.74%
200,000	LKQ Corp., 4.75%, 5/15/23	192,000

TOTAL FOR CORPORATE BONDS (Cost $5,967,330) - 22.27%		5,752,159

EXCHANGE TRADED FUND - 0.46%
1,500	Vanguard Short-Term Corporate Bond Index	118,830
TOTAL FOR EXCHANGE TRADED FUND (Cost $120,108) - 0.46%		118,830

EXCHANGE TRADED NOTE - 0.77%
8,000	JPMorgan Alerian MLP Index ETN	200,000
TOTAL FOR EXCHANGE TRADED NOTE (Cost $316,951) - 0.77%		200,000

MUNICIPAL BONDS - 5.37% (a)

Arizona - 0.38%
75,000	La Paz Cnty, AZ Indl. Dev. Auth., 5.40%, 12/01/20	75,794
25,000	Sedona, AZ Wastewater, 0.00%, 7/01/21	22,308
		98,102
California - 0.76%
40,000	California St. University Revenue Bond Series B, 2.785%, 11/01/22	41,264
100,000	Kern Cnty, CA Pension Oblg., 5.25%, 8/15/19	91,368
60,000	University Enterprises Inc. CA, 5.25%, 10/01/20	64,159
		196,791
Georgia - 0.42%
99,000	Georgia Loc. Govt., 4.75%, 6/1/28	109,155

Illinois - 0.90%
100,000	Chicago, IL Build America Bonds - Series B, 4.564%, 12/01/20	97,036
35,000	Eastern IL University Ctfs. Partn. Rev., 6.00%, 4/01/24	33,252
30,000	Illinois St., 5.877%, 3/1/19	32,427
70,000	Saint Clair Cnty, IL School District., 4.00%, 1/01/21	70,286
		233,001
Indiana - 0.62%
35,000	Anderson, IN Economic Dev. Rev., 5.00%, 10/01/28	35,079
70,000	Gary, IN Community School Bldg., 7.50%, 2/01/29	81,667
40,000	Richland Bean Blossom, IN Sch. Bldg. Corp., 5.75%, 1/15/24	44,157
		160,903

(a) Categorized as Level 2 of the fair value hierarchy. Refer to Note 3 of the accompanying notes to the financial statements for additional information.

The accompanying notes are an integral part of these financial statements.

ARCHER BALANCED FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 29, 2016 (UNAUDITED)

Shares/Principal		Value

Iowa - 0.78%
201,000	Tobacco Settlement Auth Iowa, 6.50%, 6/01/23	$ 202,067

Michigan - 0.47%
105,000	Michigan State Build America Bonds, 7.625%, 9/15/27	120,096

Oklahoma - 0.15%
35,000	Bryan County, OK Indpt School District, 6.554%, 12/01/29	38,749

South Carolina - 0.33%
55,000	Moncks Corner, SC Regl Recreation Corp. Build America Bonds, 6.299%, 12/01/30	58,174
25,000	Scago, SC Public Facs Corp. for Georgetown Cnty, 6.75%, 12/01/29	27,467
		85,641
Texas - 0.56%
25,000	Katy Texas Schools, 5.999%, 2/15/2030	28,782
50,000	Reeves Cnty, TX Cops, 5.00%, 12/01/16	50,321
60,000	Reeves Cnty, TX Cops, 6.375%, 12/01/21	65,019
		144,122

TOTAL FOR MUNICIPAL BONDS (Cost $1,363,348) - 5.37%		1,388,627

REAL ESTATE INVESTMENT TRUSTS - 2.24%
18,000	Duke Realty Corp.	372,240
500	PS Business Parks Inc. Series T, PFD 6.00%, 12/31/49	12,710
3,500	Ventas, Inc.	194,845
TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $487,532) - 2.24%		579,795

PREFERRED SECURITIES - 0.87%

National Commercial Banks - 0.49%
3,000	PNC Financial Services Group, Inc. Series Q, 5.375%, 12/31/49	76,020
2,000	Wells Fargo & Co. Series P, 5.25%, 12/31/49	49,800
		125,820
Telephone Communications (No Radio Telephone) - 0.38%
2,000	QWest Corp., 6.125%, 6/01/53	48,360
2,000	US Cellular Corp., PFD 6.95%, 5/15/60	50,100
		98,460

TOTAL FOR PREFERRED SECURITIES (Cost $224,190) - 0.87%		224,280

The accompanying notes are an integral part of these financial statements.

ARCHER BALANCED FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 29, 2016 (UNAUDITED)

Shares/Principal		Value

STRUCTURED NOTES - 1.58% (a)

Commercial Banks, Nec - 0.29%
100,000	Barclays Bank Plc., 4.9992%, 5/14/29 (United Kingdom) **	$ 75,450

National Commercial Banks - 0.72%
93,000	Citigroup, Inc., 3.00%, 12/23/19 **	93,725
100,000	JP Morgan Chase Bank, 3.00%, 1/23/29 **	90,780
		184,505
Security Brokers, Dealers & Flotation Companies - 0.57%
125,000	Goldman Sachs, 4.36475%, 11/13/2028 **	97,500
50,000	Morgan Stanley, 3.00%, 11/09/19 **	49,625
		147,125

TOTAL FOR STRUCTURED NOTES (Cost $446,707) - 1.58%		407,080

MONEY MARKET FUND - 2.02%
522,309	Fidelity Institutional Money Market Portfolio 0.37% ** (Cost $522,309)	522,309

TOTAL INVESTMENTS (Cost $23,471,046) - 99.55%		25,720,832

OTHER ASSETS LESS LIABILITIES, NET - 0.45%		115,740

NET ASSETS - 100.00%		$ 25,836,572

** Variable rate security; the coupon rate shown represents the yield at February 29, 2016.

(a) Categorized as Level 2 of the fair value hierarchy. Refer to Note 3 of the accompanying notes to the financial statements for additional information.

The accompanying notes are an integral part of these financial statements.

ARCHER INCOME FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 29, 2016 (UNAUDITED)

Shares/Principal		Value

CORPORATE BONDS - 58.95% (a)

Aerospace/Defense - Major Diversified - 0.82%
75,000	Exelis, Inc., 5.55%, 10/01/21	$ 83,611

Agriculture Chemicals - 0.55%
50,000	CF Industries Holdings, Inc., 7.125%, 5/01/20	56,289

Airlines - 1.01%
100,000	Southwest Airlines Co., 2.750%, 11/06/19	102,361

Banks & Financial Institutions - 0.50%
50,000	Societe Generale, 1.7713%, 4/22/20 (France) **	50,516

Biological Products (No Diagnostic Substances) - 1.99%
200,000	Biogen, Inc., 2.90%, 9/15/20	202,201

Bituminous Coal & Lignite Surface Mining - 0.01%
50,000	Peabody Energy Corp., 7.875%, 11/01/26	750

Brewery - 0.59%
250,000	Ambev Intl. Finance Co., 9.50%, 7/24/17 (Cayman Islands) **	59,411

Cable & Other Pay Television Services - 0.50%
50,000	Viacom, Inc., 3.50%, 4/01/17	50,494

Commercial Banks, Nec - 0.40%
50,000	Lloyds Bank PLC., 3.556%, 7/05/2033 **	40,700

Commercial Service - Finance - 0.47%
800,000	GE Capital Corp., 8.87%, 6/02/18	47,737

Computer & Office Equipment - 0.99%
100,000	Hewlett-Packard, 4.375%, 9/15/21	100,889

Computer Communications Equipment - 0.73%
75,000	Juniper Networks, Inc., 4.50%, 3/15/24	74,179

Computer Storage Devices - 0.40%
50,000	EMC Corp., 3.375%, 6/01/23	40,987

** Variable rate security; the coupon rate shown represents the yield at February 29, 2016.

(a) Categorized as Level 2 of the fair value hierarchy. Refer to Note 3 of the accompanying notes to the financial statements for additional information.

The accompanying notes are an integral part of these financial statements.

ARCHER INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 29, 2016 (UNAUDITED)

Shares/Principal		Value

Container & Packaging - 0.51%
50,000	Ball Corp., 5.00%, 3/15/22	$ 52,062

Consumer Products - 0.42%
50,000	Avon Products, Inc., 5.75%, 3/01/18	43,000

Crude Petroleum & Natural Gas - 1.20%
75,000	Murphy Oil Corp., 2.50%, 12/1/17	62,293
100,000	Murphy Oil Corp., 4.00%, 6/01/22	59,493
		121,786
Dental Equipment & Supplies - 1.03%
100,000	DENTSPLY International, Inc., 4.125%, 8/15/21	104,214

Distribution/Wholesale - 1.50%
100,000	Ingram Micro, Inc., 5.00%, 8/10/22	101,275
50,000	Tech Data Corp., 3.75%, 9/21/17	50,684
		151,959
Electric & Other Services Combined - 1.21%
50,000	CMS Energy, Inc., 6.25%, 2/01/20	56,764
100,000	PPL Energy Supply LLC., 4.60%, 12/15/21	66,000
		122,764
Electric Services - 0.51%
50,000	Exelon Generation Co., LLC, 4.00%, 10/01/20	51,651

Farm Machinery & Equipment - 1.08%
100,000	AGCO Corp., 5.875%, 12/01/21	109,866

Food & Kindred Products - 1.54%
80,000	Conagra Foods, Inc., 9.75%, 3/01/21	101,468
50,000	Kraft Foods Group, Inc., 6.125%, 8/23/18	54,742
		156,210
Hazardous Waste Management - 0.49%
50,000	Clean Harbors, Inc., 5.125%, 6/01/21	49,562

Healthcare Providers & Services - 0.49%
50,000	Catholic Health Initiatives, 2.95%, 11/01/22	50,112

Medical - Generic Drugs - 0.83%
75,000	Watson Pharmaceuticals, Inc., 6.125%, 8/15/19	83,779

Metal Mining - 0.47%
100,000	Cliffs Natural Resources, Inc., 4.875%, 4/01/21	12,000
50,000	Freeport-McMoran, Inc., 3.10%, 3/15/20	36,109
		48,109

The accompanying notes are an integral part of these financial statements.

ARCHER INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 29, 2016 (UNAUDITED)

Shares/Principal		Value

Miscellaneous Business Credit Institution - 3.51%
200,000	Ford Motor Credit Co. LLC., 1.70%, 5/9/16	$ 200,156
100,000	Ford Motor Credit Co. LLC., 6.625%, 8/15/17	106,015
50,000	Ford Motor Credit Co. LLC., 1.8682%, 11/20/18 **	49,960
		356,131
Miscellaneous Manufacturing Industries - 0.81%
75,000	Hillenbrand, Inc., 5.50%, 7/15/20	82,256

Motor Vehicle Parts & Accessories - 0.51%
50,000	Lear Corp., 5.25%, 1/15/25	52,000

Multimedia - 0.53%
50,000	Time Warner, Inc., 4.75%, 3/29/21	53,910

National Commercial Banks - 1.96%
50,000	Bank of America Corp., 4.00%, 7/15/16	50,357
50,000	Citigroup, Inc., 2.40%, 2/18/20	49,552
100,000	Old National Bancorp., 4.125%, 8/15/24	99,052
		198,961
Natural Gas Transmission - 0.96%
100,000	Kinder Morgan, Inc., 2.00%, 12/01/17	97,158

Oil Company - Exploration & Production - 1.15%
100,000	Southwestern Energy Co., 7.125%, 10/10/17	98,313
50,000	Whiting Petroleum Corp., 6.50%, 10/01/18	18,500
		116,813
Pipe Lines (No Natural Gas) - 0.99%
100,000	Plains All American Pipeline L.P., 6.125%, 1/15/17	100,481

Printed Circuit Boards - 0.51%
50,000	Jabil Circuit, 5.625%, 12/15/20	51,750

Property & Casualty Insurance - 1.75%
150,000	Zurich Reinsurance Centre Holdings, 7.125%, 10/15/23 (Switzerland)	177,488

Radio Telephone Communications - 1.01%
100,000	T Mobile US, Inc., 6.464%, 04/28/19	102,750

Real Estate - 1.36%
50,000	Aurora Military Housing LLC., 5.35%, 12/15/25	54,768
84,128	Cibolo Canyon CTFS 3.00%, 8/20/20	83,286
		138,054

** Variable rate security; the coupon rate shown represents the yield at February 29, 2016.

The accompanying notes are an integral part of these financial statements.

ARCHER INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 29, 2016 (UNAUDITED)

Shares/Principal		Value

Retail - Apparel & Accessory Stores - 1.02%
100,000	Hanesbrands, Inc., 6.375%, 12/15/20	$ 103,500

Retail - Auto & Home Supply Stores - 1.07%
100,000	Advanced Auto Parts, Inc., 5.75%, 5/01/20	109,093

Retail - Department Stores - 1.47%
35,000	Dillards, Inc., 7.75%, 7/15/26	40,577
100,000	Dillards, Inc., 7.13%, 8/01/18	108,519
		149,096
Retail - Discretionary - 0.96%
100,000	Staples, Inc., 4.375%, 1/12/23	97,173

Retail - Drug Stores & Proprietary Stores - 3.79%
200,000	CVS Health Corp., 3.50%, 7/20/22	208,876
175,000	Walgreens Boots Alliance, Inc., 3.30%, 11/18/21	176,387
		385,263
Security Broker Dealers - 2.04%
50,000	Morgan Stanley, 4.90%, 2/23/17	38,173
150,000	TD Ameritrade Holding Corp., 5.60%, 12/01/19	169,122
		207,295
Security & Commodity Brokers, Dealers, Exchanges & Services - 0.46%
50,000	Credit Suisse Securities USA LLC., 2/20/19, 8.25%	46,660

Services - Business Services - 0.74%
80,000	Ebay, Inc., 2.60%, 7/15/22	74,709

Services - Computer Programming Services - 0.92%
95,000	VeriSign, Inc., 4.625%, 5/01/23	93,575

Services - Educational Services - 0.52%
50,000	Graham Holdings Co., 7.25%, 2/01/19	53,125

Services - General Medical & Surgical Hospitals, Nec - 1.04%
100,000	HCA Holdings, Inc., 6.25%, 2/15/21	105,750

Services - Prepackaged Software - 2.64%
200,000	CA, Inc., 5.375%, 12/01/19	218,025
50,000	Symantec Corp., 4.20%, 9/15/20	50,086
		268,111
Services - Video Tape Rental - 1.06%
100,000	Netflix 5.375%, 2/1/21	107,250

The accompanying notes are an integral part of these financial statements.

ARCHER INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 29, 2016 (UNAUDITED)

Shares/Principal		Value

State Commercial Banks - 0.50%
50,000	United Comm BK Blairsville, GA, 6.00%, 8/13/18 (a)	$ 50,687

Telephone Communications (No Radio Telephone) - 0.60%
50,000	Indiana Bell Tel Co. Inc., 7.30%, 8/15/26	60,783

Television Broadcasting Stations - 0.62%
54,000	CBS Broadcasting, Inc., 7.125%, 11/1/23	62,666

Tires & Inner Tubes - 1.14%
100,000	Goodyear Tire & Rubber Co., 8.75%, 8/15/20	115,500

Transportation Services - 1.07%
100,000	Expedia, Inc. 5.95%, 8/15/20	108,666

Wholesale - Drugs Proprietaries & Druggists' Sundries - 0.54%
50,000	Cardinal Health, Inc., 4.625%, 12/15/20	54,905

Wholesale - Electrical Apparatus & Equipment, Wiring Supplies - 0.51%
50,000	Anixter, Inc., 5.625%, 5/1/19	52,250

Wholesale - Motor Vehicles & Motor Vehicle Parts & Supplies - 0.95%
100,000	LKQ Corp., 4.75%, 5/15/23	96,000

TOTAL FOR CORPORATE BONDS (Cost $6,362,693) - 58.95%		5,985,008

EXCHANGE TRADED FUNDS - 1.76%
3,000	PowerShares Build America Bond	90,330
6,000	PowerShares Preferred	88,260
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $161,722) - 1.76%		178,590

EXCHANGE TRADED NOTES - 1.35%
2,800	JPMorgan Alerian MLP Index	70,000
3,000	UBS ETRACS Alerian MLP Infrastructure Index	66,660
TOTAL FOR EXCHANGE TRADED NOTES (Cost $195,025) - 1.35%		136,660

MUNICIPAL BONDS - 22.15%

Arizona - 0.29%
25,000	Maricopa County School District No. 66 Roosevelt Elementary 6.243%, 7/01/26	29,347

(a) Categorized as Level 2 of the fair value hierarchy. Refer to Note 3 of the accompanying notes to the financial statements for additional information.

The accompanying notes are an integral part of these financial statements.

ARCHER INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 29, 2016 (UNAUDITED)

Shares/Principal		Value

California - 1.85%
165,000	California State, 6.20%, 3/01/19	$ 187,490

Florida - 0.58%
25,000	Auburndale, FL Revenue Pub Impt., 4.30%, 12/01/26	25,251
30,000	Osceola County, FL 6.02%, 10/01/26	33,671
		58,922
Georgia - 0.54%
50,000	Georgia Local Government, 4.75%, 6/01/28	55,129

Illinois - 4.31%
50,000	Chicago, IL Build America Bonds - Series B, 4.564%, 12/01/20 (a)	48,518
40,000	Eastern IL University Build America Bond, 5.45%, 4/01/19	38,660
45,000	Eastern IL University Build America Bond, 5.90%, 4/01/23	42,836
15,000	Rosemont, IL Ref Bds Series A, 5.375%, 12/1/25	16,830
30,000	Saint Clair County, IL School District No. 189 East St. Louis, 4.00%, 1/01/21	30,123
75,000	State of Illinois, 4.95%, 6/1/23	78,096
50,000	State of Illinois, 5.665%, 3/1/18	52,794
70,000	State of Illinois, 5.877%, 3/1/19	75,664
50,000	State of Illinois, 6.20%, 7/01/21	54,468
		437,989
Indiana - 2.11%
25,000	Brier Creek, IN School Bldg. Corp., 6.08%, 7/15/24	27,932
35,000	Evansville, IN Redevelopment Authority, 6.15%, 2/01/24	40,284
60,000	Evansville, IN Redevelopment BAB, 6.86%, 2/01/29	70,498
75,000	Westfield County IN Option Income Tax Revenue 3.50%, 11/01/16	75,030
		213,744
Iowa - 0.83%
84,000	Iowa Tobacco Settlement Authority, 6.50%, 6/01/23	84,446

Louisiana - 0.35%
35,000	Louisiana State Local Gov't Envt, 5.75%, 9/01/2019	35,499

Michigan - 1.39%
45,000	Blackman Twp., MI Build America Bond, 4.70%, 5/01/19	48,602
50,000	Macomb, MI Interceptor Drain Dist Build America Bonds, Series A, 4.95%, 5/01/25	53,292
35,000	Van Buren MI Public Schools Build America Bonds, 6.43%, 5/1/29	39,030
		140,924

(a) Categorized as Level 2 of the fair value hierarchy. Refer to Note 3 of the accompanying notes to the financial statements for additional information.

The accompanying notes are an integral part of these financial statements.

ARCHER INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 29, 2016 (UNAUDITED)

Shares/Principal		Value

Maryland - 0.81%
35,000	Worcester County, MD, 2.50%, 12/01/18	$ 36,398
40,000	Prince Georges County, MD, 6.169, 10/15/29	45,444
		81,842
Minnesota - 0.27%
25,000	Mountain Iron-Buhl, MN Indep Sch Dist, Series A, 6.30%, 2/01/19	27,771

Mississippi - 0.26%
25,000	Jackson, MS Mun Arpt Auth. Series C, 4.90%, 10/01/21	26,512

Missouri - 0.25%
25,000	Missouri State Health & Educational Fac., 5.80%, 10/01/23	25,819

Nevada - 0.56%
50,000	County of Clark, NV, 6.36%, 11/01/24	56,979

New Jersey - 1.97%
100,000	Atlantic City Board of Education, 4.093%, 7/15/20	101,085
20,000	Hoboken, NJ Services, 5.33%, 2/01/18	20,741
65,000	Hudson County, NJ 6.89%, 3/01/26	77,645
		199,471
New York - 2.68%
80,000	Erie County, NY Tobacco Asset Corp, 6.00%, 6/01/28	80,004
75,000	Nassau County, NY Series F, 6.80%, 10/01/27	86,198
105,000	TSACS Inc., NY 4.75%, 6/01/22	105,610
		271,812
Ohio - 0.35%
30,000	Cleveland, OH Income Tax Revenue Build America Bonds, 6.06%, 10/01/26	35,265

Oklahoma - 0.36%
35,000	Caddo County, OK Gov't Bldg., 5.858%, 9/01/25	36,319

Oregon - 0.29%
25,000	Oregon State Sch Brds Assn Pension, Series B, 5.45%, 6/30/24	29,741

Texas - 1.17%
50,000	Reeves Cnty., TX, 5.00%, 12/01/16	50,321
40,000	Reeves Cnty., TX, 6.375%, 12/21/21	43,346
25,000	Reeves Cnty., TX, 6.75%, 12/01/19	25,057
		118,724
Virginia - 0.16%
15,000	Virginia Commonwealth Build American Bonds, 5.75%, 5/15/28	16,519

The accompanying notes are an integral part of these financial statements.

ARCHER INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 29, 2016 (UNAUDITED)

Shares/Principal		Value

Wisconsin - 0.77%
75,000	Public Finance Authority, WI, 5.75%, 6/01/23	$ 78,203

TOTAL FOR MUNICIPAL BONDS (Cost $2,200,169) - 22.15%		2,248,467

PREFERRED SECURITIES - 4.26%

National Commercial Banks - 1.49%
2,000	Citigroup, Inc., PFD 5.80%, 12/31/49 Series C	50,800
3,000	PNC Financial Services Group, Inc., 5.375%, 12/31/49 Series Q	76,020
1,000	Wells Fargo & Co., PFD 5.25%, 12/31/49 Series P	24,900
		151,720
Electric Services - 0.54%
50,000	Edison International, PFD 6.25%, 8/01/49 Series E **	54,400

Savings Institutions, Not Federally Chartered - 0.65%
2,500	First Republic Bank, PFD 6.70%, 12/31/49 Series A	65,400

Telephone Communications (No Radio Telephone) - 1.58%
2,500	QWest Corp., 6.125%, 6/1/53	60,450
4,000	US Cellular Corp., PFD 6.95%, 5/15/60	100,200
		160,650

TOTAL FOR PREFERRED SECURITIES (Cost $418,778) - 4.26%		432,170

REAL ESTATE INVESTMENT TRUSTS - 2.45%
2,500	Digital Realty Trust, PFD 6.625%, Series F	65,950
2,000	Digital Realty Trust, PFD 7.375% Series H	54,800
3,000	Public Storage, PFD 5.20%, 12/31/49 Series W	76,140
2,000	Regency Centers Corp., PFD 6.625%, 12/31/49, Series 6	52,340
TOTAL FOR REAL ESTATE INVESTMENT TRUST (Cost $235,884) - 2.45%		249,230

STRUCTURED NOTES - 5.40%

Commercial Banks, Nec - 0.37%
50,000	Barclays Bank Plc., 4.9992%, 5/14/29 (United Kingdom) **	37,725

Security Brokers, Dealers & Flotation Companies - 5.03%
75,000	Goldman Sachs Group, Inc., 5.312%, 9/5/28 **	63,750
100,000	Goldman Sachs Group, Inc., 4.5942%, 12/13/28 **	78,000
63,000	Goldman Sachs Group, Inc., 5.75%, 11/29/20 **	60,163

** Variable rate security; the coupon rate shown represents the yield at February 29, 2016.

The accompanying notes are an integral part of these financial statements.

ARCHER INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 29, 2016 (UNAUDITED)

Shares/Principal		Value

Security Brokers, Dealers & Flotation Companies - (Continued)
120,000	Goldman Sachs Group, Inc., 4.36475%, 11/13/28 **	$ 93,600
50,000	JPMorgan Chase & Co., 3.00%, 1/23/29 **	45,390
50,000	Morgan Stanley, 3.00%, 11/09/19 **	49,625
25,000	Morgan Stanley, 10.00%, 1/30/35 **	20,000
113,000	Morgan Stanley, 10.00%, 6/30/30 **	100,287
		510,815

TOTAL FOR STRUCTURED NOTES (Cost $613,052) - 5.40%		548,540

MONEY MARKET FUND - 2.64%
267,844	Fidelity Institutional Money Market 0.37% ** (Cost $267,844)	267,844

TOTAL INVESTMENTS (Cost $10,455,167) - 98.96%		10,046,509

OTHER ASSETS LESS LIABILITIES, NET - 1.04%		105,501

NET ASSETS - 100.00%		$ 10,152,010

** Variable rate security; the coupon rate shown represents the yield at February 29, 2016.

The accompanying notes are an integral part of these financial statements.

ARCHER STOCK FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 29, 2016 (UNAUDITED)

Shares/Principal		Value

COMMON STOCKS - 98.86%

Agriculture Production - 2.43%
5,300	Cal-Maine Foods, Inc.	$ 282,914

Aircraft Part & Auxiliary Equipment, Nec - 2.17%
5,500	Spirit Aerosystems Holdings, Inc. Class A *	253,000

Air Transportation - 4.84%
4,000	Alaska Air Group, Inc.	295,600
6,400	Southwest Airlines Co.	268,480
		564,080
Arrangement of Transportation of Freight - 2.52%
4,200	CH Robinson Worldwide, Inc.	293,286

Asset Management - 4.06%
750	Blackrock, Inc.	233,970
4,200	Cognizant Technology Solutions Corp. *	239,316
		473,286
Biological Products (No Diagnostic Substances) - 1.95%
2,600	Gilead Sciences, Inc.	226,850

Business Services - 2.30%
3,700	Visa, Inc. Class A	267,843

Computer Storage Devices - 2.04%
9,100	EMC Corp.	237,783

Dental Equipment & Supplies - 2.20%
4,200	Dentsply International, Inc. Class A	256,032

Electric Computers - 2.07%
2,500	Apple, Inc.	241,725

Fire, Marine & Casualty Insurance - 2.22%
13,000	National General Holdings Corp.	259,090

Food & Kindred Products - 1.98%
5,700	Mondelez International, Inc.	231,021

* Non-income producing

The accompanying notes are an integral part of these financial statements.

ARCHER STOCK FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 29, 2016 (UNAUDITED)

Shares/Principal		Value

Hospital & Medical Service Plans - 4.75%
4,600	Centene Corp. *	$ 262,016
4,700	Molina Healthcare, Inc. *	291,588
		553,604
Industrial Instruments for Measurement, Display & Control - 2.12%
7,500	Mks Instruments, Inc.	246,750

Life Insurance - 1.87%
5,500	MetLife, Inc.	217,580

Measuring & Controlling Devices - 2.22%
2,000	Thermo Fisher Scientific, Inc.	258,380

Motor Homes - 2.28%
4,800	Thor Industries, Inc.	265,824

Motor Vehicle Parts & Accessories - 4.13%
17,000	Gentex Corp.	247,520
2,300	Lear Corp.	233,105
		480,625
National Commercial Banks - 4.45%
20,000	Banc of California, Inc.	306,600
6,400	Suntrust Banks, Inc.	212,352
		518,952
Orthopedic, Prosthetic & Surgical Appliances & Supplies - 2.08%
2,500	Zimmer Biomet Holdings, Inc.	242,025

Pharmaceutical Preparations - 5.78%
900	Allergan Plc. *	261,099
7,000	Roche Holding, Ltd. ADR *	224,350
1,200	Shire Plc. ADR	187,332
		672,781
Radio & TV Broadcasting & Communications - 2.20%
14,000	CalAmp Corp. *	255,920

Real Estate Agents & Managers (For Others) - 4.06%
20,000	Interval Leisure Group, Inc.	259,000
2,100	Jones Lang LaSalle, Inc.	214,347
		473,347
Retail - Auto Dealers & Gasoline Stations - 2.08%
2,300	Casey's General Stores, Inc.	242,811

* Non-income producing

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

ARCHER STOCK FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 29, 2016 (UNAUDITED)

Shares/Principal		Value

Retail - Drug Stores - 2.05%
3,400	Express Scripts Holding Co. *	$ 239,292

Retail - Food Stores - 1.96%
8,000	GNC Holdings, Inc.	227,840

Retail - Retail Stores - 4.63%
4,400	Foot Locker, Inc.	275,000
1,600	Ulta Salon, Cosmetics & Fragrance, Inc. *	264,304
		539,304
Semiconductors, Integrated Circuits & Related Services - 1.83%
3,200	Skyworks Solutions, Inc.	212,640

Semiconductors & Related Devices - 2.35%
12,000	Canadian Solar, Inc. *	273,240

Services - Auto Rental & Leasing (No Drivers) - 2.06%
700	Amerco	239,967

Services - Computer Processing & Data Preparation - 1.91%
20,200	Lifelock, Inc. *	222,806

Services - Computer Programming, Data Processing, ETC. - 2.57%
2,800	Facebook, Inc. Class A *	299,376

Services - Computer Programming Services - 2.16%
9,000	Synchronoss Technologies, Inc. *	252,090

Services - Educational Services - 2.34%
7,000	Grand Canyon Education, Inc. *	272,860

Services - Health Services - 2.20%
3,600	ICON Plc. *	256,176

Services - Help Supply Services - 1.98%
7,000	On Assignment, Inc. *	231,070

Tires & Inner Tubes - 2.02%
7,800	Goodyear Tire & Rubber Co.	234,936

TOTAL FOR COMMON STOCKS (Cost $10,506,782) - 98.86%		11,517,106

* Non-income producing

The accompanying notes are an integral part of these financial statements.

ARCHER STOCK FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 29, 2016 (UNAUDITED)

Shares/Principal		Value

MONEY MARKET FUND - 1.08%
126,442	Fidelity Institutional Money Market Portfolio 0.37%** (Cost $126,442)	$ 126,442

TOTAL INVESTMENTS (Cost $10,633,224) - 99.94%		11,643,548

OTHER ASSETS LESS LIABILITIES, NET - 0.06%		6,657

NET ASSETS - 100.00%		$ 11,650,205

** Variable rate security; the coupon rate shown represents the yield at February 29, 2016.

 The accompanying notes are an integral part of these financial statements.

ARCHER FUNDS

STATEMENT OF ASSETS & LIABILITIES

FEBRUARY 29, 2016 (UNAUDITED)

Assets:	Balanced Fund	Income Fund	Stock Fund
Investments in Securities, at Value (Cost $23,471,046, $10,455,167, and $10,633,224, respectively)	$ 25,720,832	$ 10,046,509	$ 11,643,548

Cash	3,729	-	316
Receivables:
Due from Advisor	-	2,216	-
Shareholder Subscriptions	2,391	349	8,039
Interest	74,065	106,595	141
Dividend	42,865	3,792	8,560
Prepaid Expenses	20,068	7,570	10,083
Total Assets	25,863,950	10,167,031	11,670,687
Liabilities:
Payables:
Due to Advisor	1,676	-	4,819
Due to Administrator	10,829	4,287	4,812
Due to Trustees	1,065	540	420
Accrued Expenses	13,808	10,194	10,431
Total Liabilities	27,378	15,021	20,482
Net Assets	$ 25,836,572	$ 10,152,010	$ 11,650,205

Net Assets Consist of:
Paid In Capital	$ 23,754,669	$ 10,748,242	$ 11,379,572
Undistributed Net Investment Income (Loss)	77,547	(557)	(79,335)
Accumulated Net Realized Loss on Investments	(245,430)	(187,017)	(660,356)
Net Unrealized Appreciation (Depreciation) in Value of Investments	2,249,786	(408,658)	1,010,324
Net Assets (unlimited shares authorized; 2,349,796, 535,318, and 331,005 shares outstanding, respectively)
	$ 25,836,572	$ 10,152,010	$ 11,650,205
Net Asset Value and Offering Price Per Share	$ 11.00	$ 18.96	$ 35.20

Redemption Price Per Share ($11.00 x 0.995),
($18.96 x 0.99), & ($35.20 x 0.99), respectively *	$ 10.95	$ 18.77	$ 34.85

*The Balanced Fund will deduct a 0.50% redemption fee from redemption proceeds if purchased and redeemed within 30 days.  The Income and Stock Funds will deduct a 1.00% redemption fee from redemption proceeds if purchased and redeemed within 90 days.

The accompanying notes are an integral part of these financial statements.

ARCHER  FUNDS

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2016 (UNAUDITED)

Investment Income:	Balanced Fund	Income Fund	Stock Fund
Dividends (net of foreign withholding taxes of $1,571, $0, and $0, respectively)	$ 230,878	$ 27,200	$ 58,350
Interest	137,906	172,256	299
Total Investment Income	368,784	199,456	58,649

Expenses:
Advisory Fees (a)	99,149	25,174	47,020
Administrative (a)	66,099	25,174	31,347
Transfer Agent	19,985	14,861	15,380
Registration	17,908	6,374	9,325
Legal	8,486	3,846	4,046
Audit	5,894	3,291	3,486
Custody	3,336	2,789	4,234
Trustee	2,767	1,262	1,347
Miscellaneous	3,175	2,888	951
Insurance	1,263	453	647
Printing and Mailing	3,052	1,325	1,507
Total Expenses	231,114	87,437	119,290
Fees Waived and Reimbursed by the Advisor (a)	(72,909)	(28,021)	(28,633)
Net Expenses	158,205	59,416	90,657

Net Investment Income (Loss)	210,579	140,040	(32,008)

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on Investments	52,876	(2,629)	(660,356)
Capital Gain Distributions from Portfolio Companies	3,034	5,483	-
Net Change in Unrealized Appreciation (Depreciation) on Investments	(890,439)	(167,554)	(236,703)
Net Realized and Unrealized Loss on Investments	(834,529)	(164,700)	(897,059)

Net Decrease in Net Assets Resulting from Operations	$ (623,950)	$ (24,660)	$(929,067)

(a) See Note 5 in the Notes to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

ARCHER BALANCED FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited) Six Months Ended 2/29/2016	Year Ended 8/31/2015

Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 210,579	$ 380,351
Net Realized Gain on Investments	52,876	862,800
Capital Gain Distributions from Portfolio Companies	3,034	1,072
Net Change in Unrealized Appreciation (Depreciation) on Investments	(890,439)	(934,360)
Net Increase (Decrease) in Net Assets Resulting from Operations	(623,950)	309,863

Distributions to Shareholders:
Net Investment Income	(199,206)	(347,850)
Total Distributions	(199,206)	(347,850)

Capital Share Transactions:
Proceeds from Sale of Shares	2,577,107	10,935,931
Shares Issued on Reinvestment of Dividends	186,915	333,298
Early Redemption Fees *	5,547	5,834
Cost of Shares Redeemed	(3,585,573)	(4,512,819)
Net Increase (Decrease) from Capital Share Transactions	(816,004)	6,762,244

Net Assets:
Net Increase (Decrease) in Net Assets	(1,639,160)	6,724,257
Beginning of Period	27,475,732	20,751,475
End of Period (Including Accumulated Undistributed Net
Investment Income of $77,547 and $66,174 respectively)	$25,836,572	$27,475,732

Share Transactions:
Shares Sold	228,334	934,089
Shares Issued on Reinvestment of Dividends	16,752	28,822
Shares Redeemed	(319,276)	(386,054)
Net Increase (Decrease) in Shares	(74,190)	576,857
Outstanding at Beginning of Period	2,423,986	1,847,129
Outstanding at End of Period	2,349,796	2,423,986

* The Fund charges a 0.50% redemption fee on shares redeemed within 30 calendar days of purchase.

The accompanying notes are an integral part of these financial statements.

ARCHER INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	2/29/2016	8/31/2015
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 140,040	$ 251,344
Net Realized Loss on Investments	(2,629)	(539)
Capital Gain Distributions from Portfolio Companies	5,483	489
Net Change in Unrealized Appreciation (Depreciation) on Investments	(167,554)	(361,463)
Net Decrease in Net Assets Resulting from Operations	(24,660)	(110,169)

Distributions to Shareholders:
Net Investment Income	(133,703)	(257,037)
Total Distributions	(133,703)	(257,037)

Capital Share Transactions:
Proceeds from Sale of Shares	1,087,094	3,175,339
Shares Issued on Reinvestment of Dividends	127,076	244,008
Early Redemption Fees *	51	694
Cost of Shares Redeemed	(778,182)	(1,044,615)
Net Increase from Capital Share Transactions	436,039	2,375,426

Net Assets:
Net Increase in Net Assets	277,676	2,008,220
Beginning of Period	9,874,334	7,866,114
End of Period (Including Accumulated Undistributed Net
Investment Loss of $ (557) and $(6,894), respectively)	$10,152,010	$ 9,874,334

Share Transactions:
Shares Sold	56,773	161,540
Shares Issued on Reinvestment of Dividends	6,672	12,414
Shares Redeemed	(40,813)	(53,136)
Net Increase in Shares	22,632	120,818
Outstanding at Beginning of Period	512,686	391,868
Outstanding at End of Period	535,318	512,686

* The Fund charges a 1.00% redemption fee on shares redeemed within 90 calendar days of purchase.

The accompanying notes are an integral part of these financial statements.

ARCHER STOCK FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	2/29/2016	8/31/2015
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (32,008)	$ (70,867)
Net Realized Gain (Loss) on Investments	(660,356)	675,684
Net Change in Unrealized Appreciation (Depreciation) on Investments	(236,703)	(948,813)
Net Decrease in Net Assets Resulting from Operations	(929,067)	(343,996)

Distributions to Shareholders:
Realized Gains	(628,636)	(607,862)
Total Distributions	(628,636)	(607,862)

Capital Share Transactions:
Proceeds from Sale of Shares	1,376,339	3,017,833
Shares Issued on Reinvestment of Dividends	566,134	562,834
Early Redemption Fees *	137	685
Cost of Shares Redeemed	(1,972,345)	(918,050)
Net Increase (Decrease) from Capital Share Transactions	(29,735)	2,663,302

Net Assets:
Net Increase (Decrease) in Net Assets	(1,587,438)	1,711,444
Beginning of Period	13,237,643	11,526,199
End of Period (Including Accumulated Undistributed Net
Investment Loss of $(79,335) and $(47,327), respectively)	$11,650,205	$ 13,237,643

Share Transactions:
Shares Sold	34,900	70,455
Shares Issued on Reinvestment of Dividends	14,228	13,691
Shares Redeemed	(50,207)	(21,551)
Net Increase (Decrease) in Shares	(1,079)	62,595
Outstanding at Beginning of Period	332,084	269,489
Outstanding at End of Period	331,005	332,084

* The Fund charges a 1.00% redemption fee on shares redeemed within 90 calendar days of purchase.

The accompanying notes are an integral part of these financial statements.

ARCHER BALANCED FUND

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD.

	(Unaudited) Six Months Ended 2/29/2016	Years Ended
		8/31/ 2015	8/31/ 2014	8/31/ 2013	8/31/ 2012	8/31/ 2011

Net Asset Value, at Beginning of Period	$ 11.34	$ 11.23	$ 9.48	$ 9.04	$ 8.68	$ 8.24

Income From Investment Operations:
Net Investment Income *	0.09	0.18	0.16	0.20	0.24	0.19
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.35)	0.10	1.84	0.49	0.33	0.43
Total from Investment Operations	(0.26)	0.28	2.00	0.69	0.57	0.62

Distributions:
Net Investment Income	(0.08)	(0.17)	(0.25)	(0.25)	(0.21)	(0.18)
Realized Gains	0.00	0.00	0.00	0.00	0.00	0.00
Total from Distributions	(0.08)	(0.17)	(0.25)	(0.25)	(0.21)	(0.18)

Proceeds from Redemption Fees **	-	-	-	-	-	-

Net Asset Value, at End of Period	$ 11.00	$ 11.34	$ 11.23	$ 9.48	$ 9.04	$ 8.68

Total Return ***	(2.26)% (b)	2.50%	21.34%	7.85%	6.76%	7.54%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 25,837	$27,476	$20,751	$16,391	$15,433	$13,949
Before Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	1.75% (a)	1.75%	1.91%	2.07%	2.16%	2.00%
Ratio of Net Investment Income to Average Net Assets	1.04% (a)	1.01%	0.79%	1.31%	1.83%	1.30%
After Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	1.20% (a)	1.20%	1.20%	1.20%	1.20%	1.20%
Ratio of Net Investment Income to Average Net Assets	1.59% (a)	1.56%	1.50%	2.18%	2.79%	2.10%
Portfolio Turnover	18.80% (b)	31.82%	35.18%	77.01%	76.14%	69.95%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Amount less than $0.005 per share.

*** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(a) Annualized.

(b) Not annualized.

The accompanying notes are an integral part of these financial statements.

ARCHER INCOME FUND

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD.

	(Unaudited) Six Months Ended 2/29/2016	Years Ended				Period Ended (a) 8/31/2011
		8/31/ 2015	8/31/ 2014	8/31/ 2013	8/31/ 2012

Net Asset Value, at Beginning of Period	$ 19.26	$ 20.07	$ 19.34	$ 20.58	$ 20.77	$ 20.00

Income (Loss) From Investment Operations:
Net Investment Income *	0.27	0.57	0.65	0.66	1.03	0.73
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.32)	(0.80)	0.83	(1.29)	0.20	0.04
Total from Investment Operations	(0.05)	(0.23)	1.48	(0.63)	1.23	0.77

Distributions:
Net Investment Income	(0.25)	(0.58)	(0.75)	(0.61)	(1.39)	-
Realized Gains	-	-	-	-	(0.03)	-
Total from Distributions	(0.25)	(0.58)	(0.75)	(0.61)	(1.42)	-

Proceeds from Redemption Fees **	-	-	-	-	-	-

Net Asset Value, at End of Period	$ 18.96	$ 19.26	$ 20.07	$ 19.34	$ 20.58	$ 20.77

Total Return ***	(0.25)% (b)	(1.17)%	7.79%	(3.15)%	6.26%	3.85% (b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 10,152	$ 9,874	$ 7,866	$ 6,354	$ 4,781	$ 2,619
Before Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	1.74% (c)	1.72%	1.83%	1.96%	2.57%	4.21% (c)
Ratio of Net Investment Income to Average Net Assets	2.22% (c)	2.35%	2.67%	2.49%	3.67%	4.43% (c)
After Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	1.18% (c)	1.20%	1.20%	1.20%	1.20%	1.20% (c)
Ratio of Net Investment Income to Average Net Assets	2.78% (c)	2.87%	3.30%	3.25%	5.04%	7.44% (c)
Portfolio Turnover	9.51% (b)	17.33%	15.45%	18.32%	24.29%	11.01% (b)

(a) The Fund commenced investment operations on March 11, 2011.

(b) Not Annualized

(c) Annualized

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Amount less than $0.005 per share.

*** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

The accompanying notes are an integral part of these financial statements.

ARCHER STOCK FUND

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD.

	(Unaudited) Six Months Ended 2/29/2016	Years Ended				Period Ended (a) 8/31/2011

		8/31/ 2015	8/31/ 2014	8/31/ 2013	8/31/ 2012

Net Asset Value, at Beginning of Period	$ 39.86	$ 42.77	$ 34.39	$ 29.47	$ 27.57	$ 30.00

Income (Loss) From Investment Operations:
Net Investment Loss *	(0.10)	(0.24)	(0.14)	(0.01)	(0.07)	(0.03)
Net Gain (Loss) on Securities (Realized and Unrealized)	(2.58)	(0.54)	9.82	4.93	1.97	(2.40)
Total from Investment Operations	(2.68)	(0.78)	9.68	4.92	1.90	(2.43)

Distributions:
Realized Gains	(1.98)	(2.13)	(1.30)	-	-	-
Total from Distributions	(1.98)	(2.13)	(1.30)	-	-	-

Proceeds from Redemption Fees **	-	-	-	-	-	-

Net Asset Value, at End of Period	$ 35.20	$ 39.86	$ 42.77	$ 34.39	$ 29.47	$ 27.57

Total Return ***	(7.30)% (b)	(1.98)%	28.53%	16.69%	6.89%	(8.10)% (b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 11,650	$13,238	$11,526	$ 7,243	$ 4,918	$ 2,901
Before Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	1.90% (c)	1.90%	2.00%	2.22%	2.78%	3.99% (c)
Ratio of Net Investment Loss to Average Net Assets	(0.97)% (c)	(1.00)%	(0.90)%	(0.82)%	(1.59)%	(2.78)% (c)
After Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	1.45% (c)	1.45%	1.45%	1.45%	1.45%	1.45% (c)
Ratio of Net Investment Loss to Average Net Assets	(0.51)% (c)	(0.55)%	(0.35)%	(0.05)%	(0.26)%	(0.24)% (c)
Portfolio Turnover	44.81% (b)	88.25%	67.68%	195.28%	399.91%	163.69% (b)

(a) The Fund commenced investment operations on March 11, 2011.

(b) Not Annualized

(c) Annualized

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Amount less than $0.005 per share.

*** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

The accompanying notes are an integral part of these financial statements.

ARCHER FUNDS

NOTES TO FINANCIAL STATEMENTS

FEBRUARY 29, 2016 (UNAUDITED)

NOTE 1.  ORGANIZATION

The Archer Investment Series Trust, an Ohio business trust (the “Trust”), is an open-end, diversified, investment management company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 7, 2009 (the “Trust Agreement”).  The Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series.  The Trust currently consists of three funds: The Archer Balanced Fund (the “Balanced Fund”), the Archer Income Fund (the “Income Fund”), and the Archer Stock Fund (the “Stock Fund”).   The investment objective of the Balanced Fund is total return.  Total return is comprised of both income and capital appreciation. The Balanced Fund commenced operations on June 11, 2010.  Prior to June 11, 2010, the Balanced Fund operated as a series of the Unified Series Trust, an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002.  The Balanced Fund originally commenced investment operations on September 27, 2005.

The Income Fund and the Stock Fund each commenced investment operations on March 11, 2011. The investment objective of the Income Fund is income while secondarily striving for capital appreciation.  The investment objective of the Stock Fund is capital appreciation.  The investment advisor to the Funds is Archer Investment Corporation, Inc. (the “Advisor”).  See Note 5 for additional information regarding the Advisor.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.  The Funds are investment companies that follow the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes – The Funds make no provision for federal income or excise tax. The Funds intend to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of their taxable income. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense.

In addition, GAAP requires management of the Funds to analyze all open tax years, fiscal years 2012-2015 for the Balanced, Income and Stock Funds, as defined by IRS statute of limitations for all major industries, including federal tax authorities and certain state tax authorities.  As of and during the six months ended February 29, 2016, the Funds did not have a liability for any unrecognized tax benefits.  The Funds have no examination in

ARCHER FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 29, 2016 (UNAUDITED)

progress and are not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

Security Transactions and Related Income - The Funds follow industry practice and record security transactions on the trade date.  Realized gains and losses are computed using the specific cost of the security.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – The Funds intend to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Funds intend to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds.

Redemption Fee - To discourage short-term trades by investors, the Balanced Fund will impose a redemption fee of 0.50% of the total redemption amount (calculated at market value) if shares are redeemed within thirty calendar days of purchase. The Income and Stock Funds will each impose a redemption fee of 1.00% of the total redemption amount (calculated at market value) if shares are redeemed within ninety calendar days of purchase. For the six months ended February 29, 2016, the Balanced Fund, Income Fund, and Stock Fund collected $5,547, $51, and $137 in redemption fees, respectively.

Options - The Balanced and Income Funds may sell covered call options as part of their investment programs to obtain market exposure or to manage risk or hedge against adverse market conditions. When a fund writes an option, an amount equal to the premium received by the fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.

ARCHER FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 29, 2016 (UNAUDITED)

If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the fund.  The fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. See Note 4 for additional information on options transactions.

Structured Notes – The Balanced Fund and Income Fund invest in structured notes which are subject to a number of fixed income risks including general market risk, interest rate risk, as well as the risk that the issuer on the note may fail to make interest and/ or principal payments when due, or may default on its obligations entirely. In addition, as a result of imbedded derivative features in these securities, structured notes generally are subject to more risk than investing in a simple note or bond issued by the same issuer.

Expenses – Expenses incurred by the Trust that do no relate to a specific Fund of the Trust are allocated to the individual Funds based on each Fund’s relative net assets or other appropriate basis as determined by the Board.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Subsequent Events - Management has evaluated the impact of all subsequent events through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in these financial statements.

NOTE 3.  SECURITIES VALUATION

Processes and Structure

The Funds’ Board of Trustees has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board of Trustees.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative

ARCHER FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 29, 2016 (UNAUDITED)

security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Funds’ NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available.

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

?

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

?

Level 2. Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

?

Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to each Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows:

ARCHER FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 29, 2016 (UNAUDITED)

Equity securities (common and preferred stock, mutual funds, exchange traded fund, real estate investment trusts and senior note ). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

Fixed income securities (corporate bonds, structured notes and municipal bonds). The fair value of fixed income securities is estimated using various techniques, which may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (when observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Although most fixed income securities are categorized in level 2 of the fair value hierarchy, in instances when lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in level 3.

The following table summarizes the inputs used to value Balanced Fund’s assets and liabilities measured at fair value as of February 29, 2016:

BALANCED FUND	Financial Instruments—Assets

Categories	Level 1	Level 2	Level 3	Fair Value
Common Stocks	$16,527,752	$ -	$ -	$16,527,752
Corporate Bonds	-	5,752,159	-	5,752,159
Exchange Traded Fund	118,830	-	-	118,830
Exchange Traded Note	200,000	-	-	200,000
Municipal Bonds	-	1,388,627	-	1,388,627
Real Estate Investment Trusts	579,795	-	-	579,795
Preferred Securities	224,280	-	-	224,280
Structured Notes	-	407,080	-	407,080
Short-Term Investment	522,309	-	-	522,309
	$18,172,966	$ 7,547,866	$ -	$25,720,832

ARCHER FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 29, 2016 (UNAUDITED)

The following table summarizes the inputs used to value Income Fund’s assets and liabilities measured at fair value as of February 29, 2016:

INCOME FUND	Financial Instruments—Assets

Categories	Level 1	Level 2	Level 3	Fair Value
Corporate Bonds	$ -	$5,985,008	$ -	$ 5,985,008
Exchange Traded Funds	178,590	-	-	178,590
Exchange Traded Notes	136,660	-	-	136,660
Municipal Bonds	-	2,248,467	-	2,248,467
Preferred Securities	432,170	-	-	432,170
Real Estate Investment Trusts	249,230	-	-	249,230
Structured Notes	-	548,540	-	548,540
Short-Term Investment	267,844	-	-	267,844
	$ 1,264,494	$8,782,015	$ -	$10,046,509

The following table summarizes the inputs used to value Stock Fund’s assets and liabilities measured at fair value as of February 29, 2016:

STOCK FUND	Financial Instruments—Assets

Categories	Level 1	Level 2	Level 3	Fair Value
Common Stocks	$ 11,517,106	$ -	$ -	$ 11,517,106
Short-Term Investment	126,442	-	-	126,442
	$ 11,643,548	$ -	$ -	$ 11,643,548

The Funds did not hold any Level 3 assets during the six months ended February 29, 2016.  Therefore a reconciliation of assets in which significant unobservable inputs were used in determining fair value is not applicable.  The Funds did not hold any derivative instruments at any time during the six months ended February 29, 2016.  There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Funds’ policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

NOTE 4.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor, under the terms of the management agreement (the “Agreement”), manages the Funds’ investments.  As compensation for its management services, each Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 0.75% for the Balanced Fund, 0.50% for the Income Fund, and 0.75% for the Stock Fund of each Fund’s average daily net assets.  For the six months ended February 29, 2016, the Advisor earned fees of $99,149 for the Balanced Fund, $25,174 for the Income Fund, and $47,020 for the Stock Fund, before the waivers and reimbursements described below.  At February 29, 2016, the Balanced Fund owed the Advisor $1,676, the Advisor owed the Income Fund $2,216, and the Stock Fund owed the Advisor $4,819, in advisory fees.

ARCHER FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 29, 2016 (UNAUDITED)

The Advisor also performs administrative duties for the Funds, in which the Advisor receives administrative fees. Administrative fees are paid according to the following schedule for each of the Funds: 0.50% on average net assets under $50 million, 0.07% on assets from $50 million up to $100 million, 0.05% on average net assets over $100 million up to $150 million, and 0.03% on assets over $150 million. The minimum monthly fee is $2,500. During the six months ended February 29, 2016, the Advisor earned administrative fees of $66,099 for the Balanced Fund, $25,174 for the Income Fund, and $31,347 for the Stock Fund.  At February 29, 2016, the Balanced Fund owed the Advisor $10,829, the Income Fund owed the Advisor $4,287, and the Stock Fund owed the Advisor $4,812, in administrative fees.

Archer Balanced Fund

The Advisor has contractually agreed to waive its management fee and/or reimburse expenses through December 31, 2016 so that total annual operating expenses, excluding brokerage fees and commissions, 12b-1 fees, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, and any indirect expenses (such as expenses incurred by other investment companies in which the Balanced Fund invests) do not exceed 1.20% of the Balanced Fund’s average daily net assets. For the six months ended February 29, 2016, the Advisor waived fees and/or reimbursed expenses of $72,909.  Each waiver or reimbursement by the Advisor is subject to repayment by the Balanced Fund within the three fiscal years following the fiscal year in which the particular waiver or reimbursement occurred, provided that the Balanced Fund is able to make the repayment without exceeding the 1.20% expense limitation.  Advisory fees waived and/or reimbursed expenses that may be subject to potential recoupment by the Advisor through August 31, 2018 totaled $400,906.

The amounts subject to repayment by the Balanced Fund, pursuant to the aforementioned conditions, at August 31, 2015 were as follows:

Subject to Repayment
Amount	by August 31,
$135,604	2016
$130,403	2017
$134,899	2018

Archer Income Fund

As of December 30, 2015, Advisor has contractually agreed to waive its management fee and/or reimburse expenses through December 31, 2016 so that total annual operating expenses, excluding brokerage fees and commissions, 12b-1 fees, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, and any indirect expenses (such as expenses incurred by other investment companies in which the Income Fund invests) do not exceed 1.18% of the Income Fund’s average daily net assets.  Prior to December 30, 2015, the Advisor contractually agreed to waive its management fee and/or reimburse expenses so they did not exceed 1.20% of the Income Fund’s average daily net assets.  For the six months ended February 29, 2016, the Advisor waived fees and/or reimbursed expenses of $28,021.  Each waiver or

ARCHER FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 29, 2016 (UNAUDITED)

reimbursement by the Advisor is subject to repayment by the Income Fund within the three fiscal years following the fiscal year in which the particular waiver or reimbursement occurred, provided that the Income Fund is able to make the repayment without exceeding the 1.18% expense limitation.  Advisory fees waived and/or reimbursed expenses that may be subject to potential recoupment by the Advisor through August 31, 2018 totaled $131,814.

The amounts subject to repayment by the Income Fund, pursuant to the aforementioned conditions, at August 31, 2015 were as follows:

Subject to Repayment
Amount	by August 31,
$ 43,219	2016
$ 43,058	2017
$ 45,537	2018

Archer Stock Fund

The Advisor has contractually agreed to waive its management fee and/or reimburse expenses through December 31, 2016 so that total annual operating expenses, excluding brokerage fees and commissions, 12b-1 fees, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, and any indirect expenses (such as expenses incurred by other investment companies in which the Stock Fund invests) do not exceed 1.45% of the Stock Fund’s average daily net assets. For the six months ended February 29, 2016, the Advisor waived fees and/or reimbursed expenses of $28,633.  Each waiver or reimbursement by the Advisor is subject to repayment by the Stock Fund within the three fiscal years following the fiscal year in which the particular waiver or reimbursement occurred, provided that the Stock Fund is able to make the repayment without exceeding the 1.45% expense limitation.  Advisory fees waived and/or reimbursed expenses that may be subject to potential recoupment by the Advisor through August 31, 2018 totaled $154,768.

The amounts subject to repayment by the Stock Fund, pursuant to the aforementioned conditions, at August 31, 2015 were as follows:

Subject to Repayment
Amount	by August 31,
$ 45,980	2016
$ 51,140	2017
$ 57,648	2018

Distribution Plan

The Funds have adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that each Fund will pay its Advisor and/or any registered securities dealer, financial institution or any other person (a “Recipient”) a shareholder servicing fee aggregating  0.25% of the average daily net assets of each Fund

ARCHER FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 29, 2016 (UNAUDITED)

in connection with the promotion and distribution of Fund shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts.  The Fund and/or its Advisor may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses actually incurred. The Plan is not currently activated and the plan will not be activated through December 31, 2016 for the Balanced, Income, and Stock Funds.

NOTE 5.  INVESTMENTS

Archer Balanced Fund

For the six months ended February 29, 2016, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were $5,540,099 and $4,833,611, respectively.

Archer Income Fund

For the six months ended February 29, 2016, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were $2,046,238 and $881,517, respectively.

Archer Stock Fund

For the six months ended February 29, 2016, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were $5,571,179 and $6,160,428, respectively.

NOTE 6.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940 as amended. As of February 29, 2016, First Clearing, LLC., for the benefit of it’s customers owned, in aggregate, approximately 58.72% of the voting securities of the Balanced Fund, approximately 68.31% of the voting securities of the Income Fund, and approximately 72.64% of the voting securities of the Stock Fund and may be deemed to control each of the respective Funds.

NOTE 7.  TAX MATTERS

Each Fund’s distributable earnings on a tax basis are determined only at the end of each fiscal year.  As of August 31, 2015, the Trust’s most recent fiscal year-end, the components of distributable earnings on a tax basis were as follows:

ARCHER FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 29, 2016 (UNAUDITED)

                Balanced Fund          Income Fund           Stock Fund

Unrealized Appreciation (Depreciation)

    $3,137,935

   $(241,104)               $1,247,027

Undistributed Ordinary Income/(Loss)                     66,174

         (6,894)                               -

Deferral of Post-December Ordinary Loss

                    -

 -                    (47,327)

Undistributed long term capital gains

                    -

 -                    628,636

           Capital loss carryforward expiring +:

 8/31/2018

                                          (299,050)

                   -                                -

   Short term (no expiration)                      -        (147,580)                  -

                   Long term (no expiration)

  -

        (42,291)

                -

                   Total Distributable Earnings

    $2,905,059

    $(437,869)              $1,828,336

The unrealized appreciation/(depreciation) and capital loss carryforward shown above differ from corresponding net unrealized appreciation and accumulated net realized gain (loss) figures reported in the statement of assets and liabilities due to deferrals and wash sales on the Balanced Fund.  The Balanced Fund utilized $863,870 of capital loss carryforwards in the current tax year.  The Stock Fund utilized $17,876 of prior year post December ordinary losses in the Stock Fund’s current tax year.

+ The capital loss carryforward will be used to offset any capital gains realized by the Funds in future years.  The Funds will not make distributions from capital gains while a capital loss remains.

Under current tax law, net capital losses realized after October 31st and net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following fiscal year.  Each Fund’s carryforward losses, post-October losses and post December losses are determined only at the end of each fiscal year.  Under the Regulated Investment Company Modernization Act of 2010, net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of each Fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers.

As of August 31, 2015 for U.S. Federal income tax purposes, the cost of securities owned, unrealized appreciation (depreciation) of investments for the Funds was as follows:

	Balanced	Income	Stock
	Fund	Fund	Fund

Gross unrealized appreciation on investment securities	$ 3,879,094	$ 144,863	$1,881,440
Gross unrealized depreciation on investment securities	(741,159)	(385,967)	(634,413)
Net unrealized appreciation (depreciation)	$ 3,137,935	$(241,104)	$ 1,247,027

Tax cost of investments (including short-term investments) *	$24,189,109	$9,955,161	$11,989,005

* The difference between the book cost and tax cost of investments, for the Balanced Fund, represents disallowed wash sales for tax purposes.

ARCHER FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 29, 2016 (UNAUDITED)

The Balanced, Income and Stock Funds paid the following distributions for the six months ended February 29, 2016, and the year ended August 31, 2015:

	Period Ended	$ Amount	Tax Character
Balanced Fund	02/29/16	$ 199,206	Ordinary Income
Balanced Fund	08/31/15	$ 347,850	Ordinary Income

Income Fund	02/29/16	$ 133,703	Ordinary Income
Income Fund	08/31/15	$ 257,037	Ordinary Income

Stock Fund	02/29/16	$ 628,636	Long term capital gain
Stock Fund	08/31/15	$ 32,380	Ordinary Income
	08/31//15	$ 575,482	Long term capital gain

ARCHER FUNDS

EXPENSE ILLUSTRATION

FEBRUARY 29, 2016 (UNAUDITED)

 Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs (such as short-term redemption fees); and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period - September 1, 2015 through February 29, 2016.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not such Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ARCHER FUNDS

EXPENSE ILLUSTRATION (CONTINUED)

FEBRUARY 29, 2016 (UNAUDITED)

Archer Balanced Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	September 1, 2015	February 29, 2016	September 1, 2015 to February 29, 2016

Actual	$1,000.00	$977.38	$5.90
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.90	$6.02

* Expenses are equal to the Fund's annualized expense ratio of 1.20%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Archer Income Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	September 1, 2015	February 29, 2016	September 1, 2015 to February 29, 2016

Actual	$1,000.00	$997.52	$5.86
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,019.00	$5.92

* Expenses are equal to the Fund's annualized expense ratio of 1.18%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Archer Stock Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	September 1, 2015	February 29, 2016	September 1, 2015 to February 29, 2016

Actual	$1,000.00	$926.97	$6.95
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,017.65	$7.27

* Expenses are equal to the Fund's annualized expense ratio of 1.45%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

ARCHER FUNDS

TRUSTEES AND OFFICERS

FEBRUARY 29, 2016 (UNAUDITED)

The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires or is removed.

The following tables provide information regarding the Trustees and Officers.

Independent Trustees

Name, Address*, (Age), Position with Trust**, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
David Miller (68) Independent Trustee, January 2010 to present	General Securities Corp. – President; 1982-Present
Donald G. Orzeske, J. D. (60) Independent Trustee, January 2010 to present	Goodin, Orzeske & Blackwell, P.C. - Attorney at Law – Shareholder - 2000-Present

*    The address for each trustee is: 9000 Keystone Crossing, Suite 630, Indianapolis, IN 46240

** The Trust currently consists of 3 Funds.

Interested Trustees & Officers

Name, Address*, (Age), Position with Trust,** Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Troy Patton (48) Trustee & President, December 2009 to present	Frontier CPA Group – Managing Partner. 1996-2004 Archer Investment Corporation, Inc. – President. July 2005 – Present Patton and Associates, LLC – Managing Partner. January 2005 – Present
Gregory Getts, (58) Treasurer, December 2009 to present	Mutual Shareholders Services, LLC – Principal Owner. January 1999 – present.
C. Richard Ropka, Esq. (52) Secretary, December 2009 to present	Attorney - Law Office of C. Richard Ropka, LLC May 1, 2008 – present, Attorney - Rabil, Ropka, Kingett and Stewart, LLC January 1, 2004 – May 1, 2008
Sara Mahon (35) Chief Compliance Officer, December 2009 to present

Executive Assistant/Compliance, Archer Financial Advisors, Inc.,  2006 – present, Executive Assistant/Compliance,  Archer Balanced Fund (NASDAQ: ARCHX), 2006 – present; Executive Assistant, Frontier Investment Advisors/Fiducial, 2001 – 2006.

*    The address for each trustee and officer of the Trust is 9000 Keystone Crossing, Suite 630, Indianapolis, IN 46240

** The Trust currently consists of 3 Funds.

ARCHER FUNDS

ADDITIONAL INFORMATION

FEBRUARY 29, 2016 (UNAUDITED)

 Information Regarding Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at (800)238-7701 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Information Regarding Portfolio Holdings

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on November 30 and May 31. The Fund’s Form N-Q’s are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-238-7701.

Information Regarding Statement of Additional Information

The Statement of Additional Information includes additional information about the Directors and is available without charge upon request, by calling toll free at 1-800-238-7701.

This Page Was Left Blank Intentionally

This Page Was Left Blank Intentionally

INVESTMENT ADVISOR

Archer Investment Corporation, Inc.

9000 Keystone Crossing, Suite 630

Indianapolis, IN 46240

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Sanville & Company

1514 Old York Road

Abington, PA 19001

LEGAL COUNSEL

Law Office of C. Richard Ropka, LLC

215 Fries Mill Road

Turnersville, NJ 08012

CUSTODIAN

Huntington National Bank

41 South Street

Columbus, OH 43125

TRANSFER AGENT AND FUND ACCOUNTANT

Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about the Funds’ management fee and expenses. Please read the prospectus carefully before investing.

Item 2. Code of Ethics  Not applicable.

Item 3. Audit Committee Financial Expert  Not applicable.

Item 4. Principal Accountant Fees and Services  Not applicable.

Item 5. Audit Committee of Listed Companies.   Not applicable.

Item 6. Schedule of Investments. Included in Report to Shareholders.

Item 7. Disclosure of Closed End fund Proxy Voting Policies/Procedures. Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9. Purchases of Equity Securities by Closed End Funds. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders. Not applicable.

Item 11.  Controls and Procedures.

(a)

Disclosure Controls & Procedures.  Principal executive and financial officers have concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b)

Internal Controls.  There were no significant changes in Registrant’s internal controls of in other factors that could significantly effect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not Applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Archer Investment Series Trust

By /s/Troy C. Patton

   * Troy C. Patton

     President and Trustee

Date May 6, 2016

* Print the name and title of each signing officer under his or her signature.